NET LOSS PER SHARE - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Details) - Diamond S Shipping - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Common shares outstanding, basic:
Weighted-average common shares outstanding, basic	39,890,698	27,165,696	33,774,260	27,165,696
Common shares outstanding, diluted:
Weighted-average common shares outstanding, basic	39,890,698	27,165,696	33,774,260	27,165,696
Dilutive effect of restricted stock awards	$ 0	$ 0	$ 0	$ 0
Weighted-average common shares outstanding, diluted	39,890,698	27,165,696	33,774,260	27,165,696